Related Party Balances and Transactions (Details 6) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	¥ 17,212	¥ 0	¥ 0
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	14,776	0	0
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	¥ 2,436	¥ 0	¥ 0